Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2025	358,791	$24.97
Granted	1,680,450	14.96
Vested	(666,741)	18.95
Unvested as at June 30, 2025	1,372,500	$15.64